Document and Entity Information	Apr. 06, 2016
Prospectus:
Document Type	497
Document Period End Date	Apr. 06, 2016
Registrant Name	MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Central Index Key	0000356409
Amendment Flag	false
Document Creation Date	Apr. 06, 2016
Document Effective Date	Apr. 06, 2016
Prospectus Date	May 29, 2015
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST | MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Prospectus:
Trading Symbol	DWGXX